Segment Reporting	12 Months Ended
Mar. 31, 2021
Disclosure Of Operating Segments [Abstract]
Segment Reporting

2.21 Segment reporting

IFRS 8 establishes standards for the way that public business enterprises report information about operating segments and related disclosures about products and services, geographic areas, and major customers. The Group's operations predominantly relate to providing end-to-end business solutions to enable clients to enhance business performance.

During fiscal 2019, the Group internally reorganized some of its business segments to deepen customer relationships, improve focus of sales investments and increase management oversight. Consequent to the internal reorganization, there were changes in the reportable business segments based on “Management approach” as defined under IFRS 8, Operating Segments. Therefore, enterprises in Insurance which was earlier considered under the Life Sciences, Healthcare and Insurance business segment are now considered under the Financial Services business segment and enterprises in Communication, Telecom OEM and Media which was earlier under Energy & Utilities, Communication and Services is shown as a separate business segment. Segmental operating income has changed in line with these as well as changes in the allocation method. The chief operating decision maker (CODM) evaluates the Group's performance and allocates resources based on an analysis of various performance indicators by business segments. Accordingly, information has been presented along business segments. The accounting principles used in the preparation of the financial statements are consistently applied to record revenue and expenditure in individual segments and are as set out in the accounting policies.

Business segments of the Group are primarily enterprises in Financial Services and Insurance, enterprises in Manufacturing, enterprises in Retail, Consumer Packaged Goods and Logistics, enterprises in the Energy, Utilities, Resources and Services, enterprises in Communication, Telecom OEM and Media, enterprises in Hi-Tech, enterprises in Life Sciences and Healthcare and all other segments. The Financial Services reportable segments has been aggregated to include the Financial Services operating segment and Finacle operating segment because of the similarity of the economic characteristics. All other segments represent the operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services.

Revenue and identifiable operating expenses in relation to segments are categorized based on items that are individually identifiable to that segment. Revenue for 'all other segments' represents revenue generated by Infosys Public Services and revenue generated from customers located in India, Japan and China and other enterprises in Public Services. Allocated expenses of segments include expenses incurred for rendering services from the Group's offshore software development centers and on-site expenses, which are categorized in relation to the associated efforts of the segment. Certain expenses such as depreciation and amortization, which form a significant component of total expenses, are not specifically allocable to specific segments as the underlying assets are used interchangeably. The management believes that it is not practical to provide segment disclosures relating to those costs and expenses, and accordingly these expenses are separately disclosed as "unallocated" and adjusted against the total income of the Group.

Assets and liabilities used in the Group's business are not identified to any of the reportable segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Business segment revenue information is collated based on individual customers invoiced or in relation to which the revenue is otherwise recognized.

Disclosure of revenue by geographic locations is given in note 2.11 Revenue from operations.

2.21.1 Business segments

(Dollars in millions)
Year ended March 31, 2021	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561
Identifiable operating expenses	2,378	937	991	877	674	648	475	259	7,239
Allocated expenses	813	363	335	335	255	176	161	118	2,556
Segment profit	1,208	691	377	480	346	331	291	42	3,766
Unallocable expenses*									441
Operating profit									3,325
Other income, net (Refer to Note 2.16)									297
Finance cost (Refer to Note 2.8)									26
Profit before Income taxes									3,596
Income tax expense									973
Net profit									2,623
Depreciation and amortization									441
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2020	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780
Identifiable operating expenses	2,109	984	998	860	703	581	452	209	6,896
Allocated expenses	893	399	348	340	293	175	168	130	2,746
Segment profit	1,027	593	341	452	289	225	202	9	3,138
Unallocable expenses*									414
Operating profit									2,724
Other income, net (Refer to Note 2.16)									395
Finance cost (Refer to Note 2.8)									24
Profit before Income taxes									3,095
Income tax expense									757
Net profit									2,338
Depreciation and amortization									407
Non-cash expenses other than depreciation and amortization									7

*	Unallocable expenses for the year ended March 31, 2021 and March 31, 2020 includes amortization on ROU assets

(Dollars in millions)
Year ended March 31, 2019	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Identifiable operating expenses	2,021	974	816	808	644	506	394	202	6,365
Allocated expenses	775	385	312	312	255	154	147	109	2,449
Segment profit	982	576	360	363	264	222	202	16	2,985
Unallocable expenses									289
Operating profit									2,696
Other income, net (Refer to Note 2.16)									411
Reduction in the fair value of Disposal Group held for sale (Refer to Note 2.10)									(39)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale" (Refer to Note 2.10)									(65)
Profit before Income taxes									3,003
Income tax expense									803
Net profit									2,200
Depreciation and amortization									287
Non-cash expenses other than depreciation and amortization									107

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services

2.21.2 Significant clients

No client individually accounted for more than 10% of the revenues for fiscal 2021, 2020 and 2019.